Related Party Balances and Transactions	12 Months Ended
Dec. 31, 2014
Related Party Balances and Transactions
Related Party Balances and Transactions

22. Related Party Balances and Transactions

Amounts due from related parties are comprised of the following:

	As of December 31,
	2013	2014
	$	$
Customer and supplier	981,648	684
Other	281,768	6,093,576
Total amounts due from related parties	1,263,416	6,094,260

Amounts due to related parties are comprised of the following:

	As of December 31,
	2013	2014
	$	$
Management	2,760,000	2,024,000
Customer and supplier	1,745,263	4,831,288
Other	1,030,249	500,898
Total amounts due to related parties	5,535,512	7,356,186

(a) Customer and supplier

Transactions with customers and suppliers who are related parties are as follows:

Revenue recognized by the Group:

	Years Ended December 31,
	2012	2013	2014
	$	$	$
Beijing China Real Estate Research Association Technology Ltd (“CRERAT”)	52,120	1,084,047	136,708
SINA Corporation (“SINA”)	1,855	—	445,733

Selling, general and administrative expenses recorded by the Group:

	Years Ended December 31,
	2012	2013	2014
	$	$	$
CRERAT	476,706	—	—
SINA	—	—	4,911,660
Shanghai Guanfu Treasure-house Assets Management Co., Ltd (“Guanfu Treasure-house”)	—	—	409,305

Cost of revenue recorded by the Group:

	Years Ended December 31,
	2012	2013	2014
	$	$	$
SINA	5,145,039	6,033,036	6,643,317

Intangible assets purchased by the Group:

	Years Ended December 31,
	2012	2013	2014
	$	$	$
SINA	—	—	1,473,498
Hangzhou Kuyue	—	—	1,778,188

Amount due from (to) customers and suppliers who are related parties are as follows:

Amount due from (to) related parties

	As of December 31,
	2013	2014
	$	$
CRERAT	981,648	684
CRERAT	(3,892)	—
SINA	(1,741,371)	(3,616,957)
Guanfu Treasure-house	—	(326,850)
Hangzhou Kuyue	—	(887,481)

CRERAT is a joint venture formed by the Group with China Real Estate Research Association and China Real Estate Association, with the Group owning 51% equity interest of the entity.

Mr. Charles Chao, SINA’s chairman and chief executive officer, has served as a co-chairman of the Company’s board of directors after the Merger on April 2012 (related party since April, 2012), and SINA has been a major shareholder of the Company since then.

Guanfu Treasure-house, an entity controlled by Mr. Xinzhou, co-chairman and chief executive officer of the Group, controls Guanfu Treasure-house. The amount due to Guanfu Treasure-house represents payables for the services provided by the entity.

The group acquired 21% equity interest of Hangzhou Kuyue in 2014, and the group can exercise significant influence over the entity.

(b) Affiliates

Amounts due from (to) affiliates are comprised as the following:

	As of December 31,
	2013	2014
	$	$
Shanghai Yueshun Real Estate Development Co., Ltd. (1)	281,768	280,750
Shanghai Jin Yue Real Estate Development Co., Ltd. (2)	(392,219)	(390,801)
Suzhou Hehui Xuyuechang Equity Investment Center (“Xuyuechang Center”) (3)	(103,331)	285,272
Suzhou Hehui Xuyuerong Equity Investment Center (“Xuyuerong Center”) (3)	(480,081)	23,461
Suzhou Hehui Xuyuezhen Equity Investment Center (“Xuyuezhen Center”) (3)	(54,618)	115,447
E-House (China) Real Estate Investment Fund 1 L.P. (the “Fund”)(4)	—	5,388,646
Muxin Center(5)	—	(110,097)

Notes:

(1)	Xin Zhou is a director of the entity. The amount receivable (payable) is the rental cost paid (rental income received) by the Group on behalf of the entity.

(2)	Xin Zhou is a director of the entity. The amount payable is rental expense paid by the entity on behalf of E-Commercial (Shanghai) Real Estate Advisory Co, Ltd.

(3)

The Group holds 0.6%, 0.5% and 0.5% equity interest of Xuyuechang Center, Xuyuerong Center and Xuyuezhen Center, respectively. The Group also acts as a non-acting general partner and provides investment advice to the entities. The amount payable of December 31, 2013 is the advance management fee received by the Group while the amount receivable of December 31, 2014 is the management fee receivable from the entities.

(4)

In January 2008, the Group formed the Fund, which seeks to invest in China’s real estate sector through diversified investment strategies at all levels of the real estate value chain. The Group’s 51% owned subsidiary, E-House Real Estate Asset Management Limited, acts as the Fund’s general partner. The general partner receives annual management fee and carried interest on a success basis. Major investors of the Fund include institutions and high net worth individuals. Mr. Xin Zhou, the Company’s co-chairman and chief executive officer, and Mr. Neil Nanpeng Shen, director of the Company, invested a total of $28 million in the Fund. They are also among the minority shareholders of the general partner. The Group has no investment in the Fund. The amount receivable is the carried interest receivable from the Fund.

(5)

The Group holds 23.4% equity interest of Muxin Center. The Group also acts as general partner and provides investment advice to the entities. The amount payable is the advance management fee received by the Group.

(c) Management

The amount due to management represents consideration paid by management for unvested restricted shares under Leju Plan.

On March 25, 2013, E-House (China) Holdings Limited issued an aggregate of 17,790,125 ordinary shares of the Company to Kanrich Holdings Limited (“Kanrich”), a British Virgin Islands company owned by certain key members of the Company’s management, including Mr. Xin Zhou, co-chairman of the Company’s board of directors and chief executive officer, for an aggregate purchase price of $62,621,240.

(d) Real Estate Investment Fund Management

Management fees or carried interest from funds are comprised of the following:

	Years Ended December 31,
	2012	2013	2014
	$	$	$
E-House (China) Real Estate Investment Fund 1 L.P. (the “Fund”)	202,198	63,567	5,386,412
E-House Shengyuan Equity Investment Center (“Shengyuan Center”)	1,580,360	1,549,416	1,410,790
E-House Shengquan Equity Investment Center (“Shengquan Center”)	619,857	611,205	559,100
Wuling Center (Note 4)	—	3,804,667	3,012,485
Shouxin Center (Note 4)	—	—	120,858
Muxin Center (Note 4)	—	—	191,770
Others(1)	—	305,343	1,061,829
Total management fee or carried interest earned	2,402,415	6,334,198	11,743,244

The amount presented in the table is the revenue without net of sales tax.

Notes:

(1)	Others represent Xuyuechang Center, Xuyuerong Center and Xuyuezhen Center. The amount represents the management fee recognized from these entities during the periods.

In January 2010, the Group formed a limited partnership, Shengyuan Center in Shanghai, for the purpose of making equity investments in areas deemed suitable by the general partner. The Group’s 51% owned subsidiary, Shanghai Yidezeng Equity Investment Center, acts as Shengyuan Center’s general partner. The general partner receives annual management fees and carried interest on a success basis. The Group invested $10,065,348 (RMB65,000,000) into the Shengyuan Center for a 13% equity interest. Mr. Xin Zhou, the Company’s co-chairman and chief executive officer, owns an 8% equity interest in the Shengyuan Center and is a limited partner. In 2013 and 2014, the Group received $461,463 (RMB2,813,487) and $1,781,581 (RMB10,881,747 ) capital return from Shengyuan Center, respectively.

In April 2010, the Group formed Shengquan Center, which seeks to invest in China’s real estate sector through diversified investment strategies at all levels of the real estate value chain. The Group’s 51% owned subsidiary, Shanghai Yidexin Equity Investment Center, acts as Shengquan Center’s general partner. The general partner receives annual management fee and carried interest on a success basis. Mr. Xin Zhou, the Company’s co-chairman and chief executive officer, holds a 2.4% equity interest in the Shengquan Center.